CONDENSED STATEMENTS OF INCOME (Detail)	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Parent Company KRW	Dec. 31, 2009 Parent Company KRW	Dec. 31, 2008 Parent Company KRW	Dec. 31, 2010 Parent Company Nonbank Subsidiaries KRW	Dec. 31, 2009 Parent Company Nonbank Subsidiaries KRW	Dec. 31, 2008 Parent Company Nonbank Subsidiaries KRW	Dec. 31, 2010 Parent Company Bank Subsidiaries KRW	Dec. 31, 2009 Parent Company Bank Subsidiaries KRW	Dec. 31, 2008 Parent Company Bank Subsidiaries KRW
Income
Other income					157,507,000,000	203,230,000,000	148,008,000,000
Total interest income	11,519,952,000	13,024,458,000,000	12,597,357,000,000	14,733,940,000,000	1,067,241,000,000	488,072,000,000	2,216,126,000,000
Dividend income								667,579,000,000	150,352,000,000	1,537,359,000,000	149,733,000,000	11,099,000,000	406,516,000,000
Interest income								92,405,000,000	119,666,000,000	116,914,000,000	17,000,000	3,725,000,000	7,329,000,000
Expenses
Interest expense	6,059,111,000	6,850,429,000,000	7,376,028,000,000	8,954,568,000,000	350,087,000,000	443,816,000,000	442,683,000,000
Salaries and employee benefits	1,711,017,000	1,934,476,000,000	2,000,396,000,000	1,817,473,000,000	28,997,000,000	26,975,000,000	4,813,000,000
Other expense					77,492,000,000	57,996,000,000	44,445,000,000
Total expenses					456,576,000,000	528,787,000,000	491,941,000,000
Income (Loss) before income tax expense and undistributed net income (loss) of subsidiaries	3,006,114,000	3,398,714,000,000	1,567,551,000,000	2,187,331,000,000	610,665,000,000	(40,715,000,000)	1,724,185,000,000
Income tax expense	510,194,000	576,826,000,000	424,026,000,000	694,931,000,000	(94,511,000,000)	26,756,000,000	14,560,000,000
Income (loss) before undistributed net income (loss) of subsidiaries					705,176,000,000	(67,471,000,000)	1,709,625,000,000
Net income (loss) attributable to the Group	2,515,940,000	2,844,522,000,000	1,133,852,000,000	1,480,699,000,000	2,844,522,000,000	1,133,852,000,000	1,480,699,000,000
Equity in undistributed net income (loss) of subsidiaries								350,478,000,000	730,900,000,000	(490,163,000,000)	1,788,868,000,000	470,423,000,000	261,237,000,000